Shareholder' Equity	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Shareholder' Equity

(8)	Shareholders’ Equity

Preferred stock

The Company is authorized to issue 1,000 shares of $.001 par value preferred stock, none of which are currently outstanding. The Company may divide and issue the Preferred Shares in series. Each Series, when issued, shall be designated to distinguish them from the shares of all other series. The relative rights and preferences of these series include preference of dividends, redemption terms and conditions, amount payable upon shares of voluntary or involuntary liquidation, terms and condition of conversion as well as voting powers.

Common stock issuances

263,874,315 shares were issued and outstanding at June 30, 2013.

Stock Compensation

The Company periodically offered options to purchase stock in the company to vendors and employees. No options were granted during the six months ended June 30, 2013.

The Board’s policy with respect to options is to grant options at the fair market value of the stock on the date of grant. Options generally become fully vested after one year from the date of grant and expire five years from the date of grant. During the years ended December 31, 2012 and 2011 there were 0 and 0 options granted, respectively and 1,450,000 and 900,000 expired un-exercised, respectively.

There were no net cash proceeds from the exercise of stock options during the six months ended June 30, 2013. At June 30, 2013 and December 31, 2012, there was no unrecognized compensation cost related to share-based payments which was expected to be recognized in the future.

The following table represents stock option activity for the periods indicated below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life		Aggregate Intrinsic Value
Options Outstanding - January 1, 2013	7,050,000	$0.10	1.0	years		-
Granted	—	$—
Exercised	—	—
Forfeited/expired/cancelled	—

Options Outstanding – March 31, 2013	7,050,000	$0.05	4.8 years			$0

Outstanding Exercisable – January 1, 2013	7,050,000	$0.10	4.8 years		$
Outstanding Exercisable – June 30, 2013	7,050,000	$0.05	3.4 years			$0

The total grant date fair value of options vested during the three months ended June 30, 2013 $0.